Document And Entity Information	3 Months Ended
Mar. 31, 2024
Document Information Line Items
Entity Registrant Name	ABVC BIOPHARMA, INC.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001173313
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	26-0014658